SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2019	2018	2017

Network and IT costs	791	1,176	1,185
Personnel costs	875	889	927
Customer associated costs	720	867	893
Losses on receivables	66	62	59
Taxes, other than income taxes	158	217	219
Other	355	486	465
Total selling, general and administrative expenses	2,965	3,697	3,748